Related party transactions	12 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions
34	Related party transactions

Trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 4.37% (2021: 5.34%) of our issued and outstanding Class A ordinary shares and all of our issued and outstanding Class B ordinary shares, representing 95.62% (2021: 96.70%) of the voting power of our outstanding capital stock.